Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired by year of acquisition:

	2014	2013
Current assets	$0.5	$0.5
Property and equipment	2.6	12.9
Goodwill	1.3	4.3
Other intangible assets	5.5	13.8
Total assets acquired	9.9	31.5
Current liabilities	$1.3	$0.2
Total liabilities assumed	1.3	0.2
Net assets acquired	$8.6	$31.3

Schedule of Purchase Price Allocation to Other Intangible Assets	The following table presents the allocation of the purchase price to other intangible assets:

	2014	2013
Customer lists and contracts	$4.3	$12.8
Tradenames	—	0.1
Noncompete	1.2	0.9
	$5.5	$13.8

Schedule of Weighted Average Remaining Life of Other Intangible Assets	The weighted average remaining life of other intangible assets in years at December 31, 2014 is as follows:

Customer lists and contracts	15.0
Tradenames	0.5
Noncompete	5.0

Veolia ES Solid Waste [Member]
Revenue and Earnings of Included in Consolidated Statements of Operations
The amounts of revenue and earnings of Veolia ES Solid Waste included in the consolidated statements of operations from the acquisition date to December 31, 2012 are as follows:

Revenue	$93.0
Net loss	(8.8)

Schedule of Business Acquisition, Pro Forma Information
The following represents the pro forma consolidated statements of operations as if the acquisition of Veolia ES Solid Waste had been included in the consolidated results of the Company for the entire year ending December 31, 2012:

Revenue	$1,294.7
Earnings	(105.0)